Long-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	1.500%	2/15/30	4,150	4,486
United States Treasury Note/Bond	6.250%	5/15/30	16,097	24,847
United States Treasury Note/Bond	5.375%	2/15/31	6,100	9,082
United States Treasury Note/Bond	4.500%	2/15/36	32,962	50,447
United States Treasury Note/Bond	4.750%	2/15/37	14,175	22,620
United States Treasury Note/Bond	5.000%	5/15/37	12,031	19,731
United States Treasury Note/Bond	4.375%	2/15/38	8,477	13,159
United States Treasury Note/Bond	4.500%	5/15/38	14,390	22,671
United States Treasury Note/Bond	3.500%	2/15/39	31,835	45,002
United States Treasury Note/Bond	4.250%	5/15/39	22,267	34,382
United States Treasury Note/Bond	4.500%	8/15/39	24,709	39,275
United States Treasury Note/Bond	4.375%	11/15/39	42,314	66,446
United States Treasury Note/Bond	4.625%	2/15/40	47,139	76,336
United States Treasury Note/Bond	1.125%	5/15/40	41,630	41,188
United States Treasury Note/Bond	4.375%	5/15/40	30,825	48,641
United States Treasury Note/Bond	3.875%	8/15/40	49,007	72,852
United States Treasury Note/Bond	4.250%	11/15/40	22,729	35,436
United States Treasury Note/Bond	4.750%	2/15/41	36,018	59,570
United States Treasury Note/Bond	4.375%	5/15/41	24,093	38,218
United States Treasury Note/Bond	3.750%	8/15/41	37,642	55,239
United States Treasury Note/Bond	3.125%	11/15/41	28,124	37,893
United States Treasury Note/Bond	3.125%	2/15/42	36,802	49,722
United States Treasury Note/Bond	3.000%	5/15/42	33,768	44,780
United States Treasury Note/Bond	2.750%	8/15/42	49,983	63,759
United States Treasury Note/Bond	2.750%	11/15/42	55,262	70,450
United States Treasury Note/Bond	3.125%	2/15/43	62,687	84,687
United States Treasury Note/Bond	2.875%	5/15/43	84,742	110,337
United States Treasury Note/Bond	3.625%	8/15/43	76,294	111,055
United States Treasury Note/Bond	3.750%	11/15/43	85,321	126,648
United States Treasury Note/Bond	3.625%	2/15/44	86,860	126,815
United States Treasury Note/Bond	3.375%	5/15/44	54,238	76,476
United States Treasury Note/Bond	3.125%	8/15/44	93,781	127,572
United States Treasury Note/Bond	3.000%	11/15/44	84,808	113,245
United States Treasury Note/Bond	2.500%	2/15/45	96,830	119,085
United States Treasury Note/Bond	3.000%	5/15/45	78,119	104,605
United States Treasury Note/Bond	2.875%	8/15/45	91,392	120,124
United States Treasury Note/Bond	3.000%	11/15/45	90,823	122,100
United States Treasury Note/Bond	2.500%	2/15/46	89,967	111,094
United States Treasury Note/Bond	2.500%	5/15/46	84,302	104,232
United States Treasury Note/Bond	2.250%	8/15/46	99,601	117,762
United States Treasury Note/Bond	2.875%	11/15/46	98,749	130,981
United States Treasury Note/Bond	3.000%	2/15/47	77,074	104,724
United States Treasury Note/Bond	3.000%	5/15/47	97,179	132,087
United States Treasury Note/Bond	2.750%	8/15/47	78,470	102,220

United States Treasury Note/Bond	2.750%	11/15/47	96,945	126,513
United States Treasury Note/Bond	3.000%	2/15/48	85,967	117,412
United States Treasury Note/Bond	3.125%	5/15/48	98,322	137,451
United States Treasury Note/Bond	3.000%	8/15/48	92,752	127,230
United States Treasury Note/Bond	3.375%	11/15/48	98,762	144,794
United States Treasury Note/Bond	3.000%	2/15/49	110,934	152,743
United States Treasury Note/Bond	2.875%	5/15/49	25,000	33,723
United States Treasury Note/Bond	2.250%	8/15/49	113,020	135,536
United States Treasury Note/Bond	2.375%	11/15/49	150,512	185,413
United States Treasury Note/Bond	2.000%	2/15/50	255,712	292,231
United States Treasury Note/Bond	1.250%	5/15/50	46,625	44,672
Total U.S. Government and Agency Obligations (Cost $3,984,834)				4,689,799

			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund
(Cost $29,569)	0.307%		295,668	29,567
Total Investments (100.2%) (Cost $4,014,403)				4,719,366
Other Assets and Liabilities -Net (-0.2%)				(8,493)
Net Assets (100%)				4,710,873
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Long-Term Treasury Index Fund

The fund had no open futures contracts at May 31, 2020.

Long-Term Treasury Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,689,799	—	4,689,799
Temporary Cash Investments	29,567	—	—	29,567
Total	29,567	4,689,799	—	4,719,366